LONG-TERM COMMITMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LONG-TERM COMMITMENTS
Total contractual obligation assumed	R$ 14,875,422	R$ 13,488,327